Note 4 - Acquisition of Prosperity Systems, Inc.: Schedule of Business Acquisitions, by Acquisition (Tables)	9 Months Ended
Sep. 30, 2015
Tables/Schedules
Schedule of Business Acquisitions, by Acquisition

Cash and cash equivalents	$ 563
Accounts receivable	30,662
Property and equipment, net	1,026
Intangible assets, net	29,947
Deferred consulting fees	116,875
Investment in Stock Market Manager, Inc.	12,500

Total assets	191,573

Note and loan payable to related party	37,270
Note payable	25,000
Accounts payable	4,838
Accrued expenses payable	5,509

Total liabilities	72,617

Identifiable net assets	118,956